Investment Securities	12 Months Ended
Dec. 31, 2022
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Investment Securities
10.	Investment Securities

(1)	Details of short-term investment securities as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	Category	December 31, 2022		December 31, 2021
Beneficiary certificates	FVTPL	￦	—	5,010

(2)	Details of long-term investment securities as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	Category	December 31, 2022		December 31, 2021
Equity instruments	FVOCI(*)	￦	1,189,597	1,510,428
	FVTPL		44,440	57,830

			1,234,037	1,568,258
Debt instruments	FVOCI		—	1,177
	FVTPL		176,699	145,643

			176,699	146,820

		￦	1,410,736	1,715,078

(*)
The Group designated investments in equity instruments that are not held for trading as financial assets at FVOCI, the amounts to those FVOCI as of December 31, 2022 and 2021 are ￦1,189,597 million and ￦1,510,428 million, respectively.